Employee Benefit Plans	12 Months Ended
Jun. 30, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans
12. Employee Benefit Plans
Defined Benefit Pension Plans
The Company maintains contributory and noncontributory defined benefit plans for certain employees in France, Japan and Germany. Plan benefits are generally based on each employee’s years of service and final salary. The unfunded benefit obligation recognized in the consolidated balance sheets related to these plans was $12.3 million and $11.9 million at June 30, 2021, and June 30, 2020, respectively. Benefits expense related to these plans was $1.2 million, $1.2 million, and $1.1 million for the years ended June 30, 2021, 2020 and 2019, respectively. The amount recognized in accumulated other comprehensive loss related to these plans was $2.2 million, $2.8 million and $3.0 million at June 30, 2021, 2020 and 2019, respectively. The estimated future benefit payments over the next ten years are $5.7 million. The estimated gains and losses, net, that will be amortized from accumulated other comprehensive income into benefits expense over the next fiscal year are not significant.
Other Postretirement Benefit Plans
The Company maintains a postretirement benefit plan for certain eligible employees in the United States. Under the provisions of the plan, certain retired employees will secure their own health insurance coverage, and the Company will reimburse the retired employee an amount specified in the plan. The unfunded benefit obligation recognized in the consolidated balance sheets related to this plan was $0.7 million at both June 30, 2021, and June 30, 2020. Benefits expense related to these plans was negligible for the fiscal years ended June 30, 2020, 2019 and 2018. The Company also offers a discretionary retirement plan to certain eligible employees whereby they may defer a portion of their compensation until retirement.
Defined Contribution Plans
The Company maintains 401(k) savings plans and other voluntary defined contribution retirement plans for other eligible employees. Under each plan, eligible employees may make voluntary contributions, while the Company makes contributions as defined by each plan agreement. Employee contributions in each plan are fully vested and Company contributions vest based on years of service in accordance with the provisions of each plan agreement. Total benefits expense for all defined contribution retirement plans was $3.7 million, $3.1 million, and $1.7 million for the fiscal years ended June 30, 2021, 2020 and 2019, respectively.